CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Dec. 31, 2010
Comprehensive income (loss):
Net income (loss) including noncontrolling interests	$ 425.8	$ (337.3)	$ 386.2
Pension and post-retirement related adjustments, net of tax	(26.6)	(62.7)	(0.7)
Foreign currency translation adjustments, net of tax	24.8	(11.2)	8.8
Loss on derivative instruments, net of tax	(0.6)
Unrealized gain on interest rate swap, net of tax			4.2
Comprehensive income (loss)	423.4	(411.2)	398.5
Noncontrolling interests in comprehensive income of consolidated subsidiaries	(115.2)	(128.5)	(98.3)
Comprehensive income (loss) attributable to URS	$ 308.2	$ (539.7)	$ 300.2